SCHEDULE OF CONTRACT ASSETS (Details) - USD ($)	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024
Contract Assetsliabilities
Revenue recognized to date	$ 641,424	$ 54,113	$ 85,469
Less: progress billings to date	(619,988)	(45,659)	(40,011)
Exchange difference		12	(3)
Contract assets	21,436	8,466	45,455
Contract assets, current	$ 21,436	$ 8,466	$ 45,455